Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Net income	$ 15,385	$ 7,808	$ 12,211
Actuarial gain retiree health		(6)	3
Minimum pension liability	6	7	8
Comprehensive income	$ 15,391	$ 7,809	$ 12,222